Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Accounts Receivable

Credit is extended to customers based on an evaluation of a customer’s financial condition and, in general, collateral is not required.  Management regularly reviews accounts receivable for uncollectible and potentially uncollectible accounts, and when necessary establishes an allowance for doubtful accounts.  Balances that are outstanding after management has used reasonable collection efforts are written-off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

At December 31, 2012 and 2011, the allowance for doubtful accounts was $0 and $8,000, respectively.

Balance, January 1, 2011	$-
Provision for doubtful accounts	8,000
Balance December 31, 2011	8,000
Bad debt recovery	(8,000)
Balance December 31, 2012	$-